Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets/(liabilities)
Tax attribute carryovers	$ 32,591	$ 5,635
Valuation allowance	(30,238)	(5,635)
Net deferred tax assets/(liabilities)	$ 2,353	$ 5,635